Consolidated statement of balance sheet - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 457,259	$ 497,826
Financial investments	11,058	18,062
Other financial instruments	7,801	7,380
Trade accounts receivables	141,910	223,740
Inventory	339,671	395,197
Recoverable income tax	15,193	2,455
Other assets	86,934	75,486
Tatal Current assets	1,059,826	1,220,146
Non-current assets
Investments in equity instruments	5,649	7,115
Other financial instruments	92	63
Deferred income tax	235,073	166,983
Recoverable income tax	6,237	4,914
Other assets	129,614	134,474
Investments in associates	44,895	38,990
Property, plant and equipment	2,438,614	2,295,275
Intangible assets	909,279	1,016,927
Right-of-use assets	11,228	6,895
Total Non-current assets	3,780,681	3,671,636
Total assets	4,840,507	4,891,782
Current liabilities
Loans and financings	143,196	50,840
Lease liabilities	3,766	3,661
Other financial instruments	19,077	11,435
Trade payables	451,603	413,856
Confirming payables	234,385	216,392
Dividends payable	2,830	7,922
Dams, asset retirement and environmental obligations	33,718	23,646
Contractual obligations	37,432	26,188
Salaries and payroll charges	68,165	79,078
Tax liabilities	49,524	40,610
Other liabilities	31,186	25,136
Total Current liabilities	1,074,882	898,764
Non-current liabilities
Loans and financings	1,582,370	1,618,419
Lease liabilities	5,452	1,360
Other financial instruments	27,045	20,416
Dams, asset retirement and environmental obligations	281,201	242,673
Provisions	56,787	43,897
Deferred income tax	183,698	199,499
Contractual obligations	79,680	105,972
Other liabilities	92,758	50,528
Total Non-current liabilities	2,308,991	2,282,764
Total liabilities	3,383,873	3,181,528
Shareholders’ equity
Attributable to NEXA’s shareholders	1,201,921	1,442,245
Attributable to non-controlling interests	254,713	268,009
Total Shareholders' equity	1,456,634	1,710,254
Total liabilities and shareholders’ equity	$ 4,840,507	$ 4,891,782